Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Trust Account	For the three months ended March 31, 2026, the Company did not withdraw any of the interest earned on the Trust Account.

	Fair Value Measured as of March 31, 2026
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$241,144,179	$—	$—	$241,144,179

Liabilities:
PIPE Subscription Agreements liability	$—	$—	$16,539,057	$16,539,057

At December 31, 2025, assets held in the Trust Account were comprised of $239,042,295 in a mutual fund that is invested primarily in Treasury securities. For the year ended December 31, 2025, the Company did not withdraw any of the interest earned on the Trust Account.

	Fair Value Measured as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$239,042,295	$—	$—	$239,042,295

Liabilities:
PIPE Subscription Agreements liability	$—	$—	$15,274,088	$15,274,088

At December 31, 2024, the Trust Account did not exist.

	Fair Value Measured as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$239,042,295	$—	$—	$239,042,295

Liabilities:
PIPE Subscription Agreements liability	$—	$—	$15,274,088	$15,274,088

Schedule of PIPE Subscription Agreements Liability
In order to calculate the fair value of the PIPE Subscription Agreements derivative liability, the Company utilized the following inputs:

	March 31, 2026	December 31, 2025
Probability of Business Combination	95%	90%
Underlying Ordinary Share price	$10.40	$10.30
Term (years)	0.21	0.41
Risk-free rate	3.74%	3.62%
Volatility	1.50%	4.60%

In order to calculate the fair value of the PIPE Subscription Agreements derivative liability, the Company utilized the following inputs:

	November 14, 2025 (Initial measurement)	December 31, 2025
Probability of Business Combination	85%	90%
Underlying Ordinary Share price	$10.32	$10.30
Term (years)	0.54	0.41
Risk-free rate	3.79%	3.62%
Volatility	12.70%	4.60%

Schedule of Fair Value of PIPE Subscription Agreements Derivative Liability
The following table presents the changes in the fair value of the PIPE Subscription Agreements derivative liability:

PIPE Subscription Agreements
Fair value as of November 14, 2025 (initial measurement)	$15,582,052
Change in fair value	(307,964)

Fair value as of December 31, 2025	15,274,088
Change in fair value	1,264,969

Fair value as of March 31, 2026	$16,539,057

The following table presents the changes in the fair value of the PIPE Subscription Agreements derivative liability:

PIPE Subscription Agreements
Fair value as of November 14, 2025 (initial measurement)	$15,582,052
Change in fair value	(307,964)

Fair value as of December 31, 2025	$15,274,088